SIGNIFICANT ACCOUNTING POLICIES (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	66.00%	60.00%	53.00%
Volatility, maximum	87.00%	85.00%	65.00%
Risk free interest, minimum	0.10%	0.10%	1.20%
Risk free interest, maximum	1.30%	1.00%	2.70%
Early exercise multiple, minimum		1.5	1.3
Early exercise multiple, maximum	1.55	1.6	2.3